Investments In Unconsolidated Businesses (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Dividends and repatriations of foreign earnings received	$ 500,000,000	$ 500,000,000	$ 900,000,000
Goodwill	23,357,000,000	21,988,000,000	22,472,000,000
Equity Method Investment [Member]
Schedule of Equity Method Investments [Line Items]
Goodwill	1,000,000,000	1,100,000,000
Affordable Housing Projects [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investee	$ 1,100,000,000	$ 1,200,000,000